Share based compensation - Compensation expense recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2021 Option Plan
Share based compensation
Total compensation expense recognized	¥ 33,660	¥ 8,095	¥ 201,098
2021 Option Plan | Research and development expenses
Share based compensation
Total compensation expense recognized	20,524	6,890	107,274
2021 Option Plan | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized	13,136	1,205	93,824
RSU
Share based compensation
Total compensation expense recognized	93,567	165,930	524,553
RSU | Research and development expenses
Share based compensation
Total compensation expense recognized	2,842	26,590	42,986
RSU | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized	¥ 90,725	¥ 139,340	¥ 481,567